Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Ascendant Balanced Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return from income and growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 27 of the Fund's Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-01-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal period, the Ascendant Balanced Fund’s portfolio turnover rate was 150% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	150.00%
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are the estimated average indirect costs of investing in other investment companies (the "Underlying Funds").
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 25% of its assets in common stocks and at least 25% of its assets in fixed income securities.  The Fund invests in common stocks without restriction as to issuer capitalization or country.  The Fund defines fixed income securities as bills, notes, bonds, similar debt obligations and convertible debt issued by the United States Government its agencies or instrumentalities or U.S. or foreign corporations.  The Fund's straight fixed income investments are primarily investment grade credit quality.  The Fund defines investment grade fixed income securities as those rated, at the time purchased, in the top four categories by a rating agency such as Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P"), or, if unrated, determined to be of comparable quality.  However, convertible bonds are purchased without restriction as to credit quality, including those with below investment grade credit quality, commonly known as "junk bonds".  Fixed income securities are purchased without restriction as to maturity, individual issuer country or capitalization.

The adviser selects common stocks from the stocks listed on the major US exchanges with, generally, at least five years of historical financial data, including American depositary receipts ("ADRs") representing common stocks of foreign issuers.  The adviser's selection process is primarily based on a bottom up, quantitative process utilizing a broad array of technical and fundamental data items developed through 40 years of proprietary research and statistical modeling.  These data items consider fundamental measures including: stock valuation based on price to earnings ratio, balance sheet leverage, and relative-to-industry earnings.  Based on this analysis, companies and industries are ranked based on prospects for relative price performance over various time horizons.  The adviser also evaluates the most attractive common stocks using qualitative considerations, such as the experience of a company's management, to select securities.  The adviser also uses market cycle analysis as a tool to guide portfolio allocation and repositioning.

The adviser selects fixed income securities with the highest yield and/or expected capital appreciation among peers of the same credit rating, maturity and issuer type.  The adviser's selection process for corporate bonds uses multi-factor equity models to evaluate company and industry prospects and further screens based on credit rating and portfolio duration.  Government securities are selected in a similar manner and Treasury Inflation Protected Securities (TIPS) may be utilized for inflation protection.  Convertible securities, like other corporate bonds, are also evaluated based on multifactor equity models to evaluate an issuer's equity prospects and further screens include yield to maturity, maturity date and conversion parity.

The adviser may sell a security based on its performance, new research or when the underlying investment thesis has deteriorated.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

•

Convertible Bond Risk.  Convertible bonds are hybrid securities that have characteristics of both fixed income securities and common stocks and are subject to risks associated with both debt and equity securities.

•

Credit Risk.  Issuers of fixed income securities may suffer from a reduced ability to repay their interest and principal obligations.  They may even default on interest and/or principal payments owed to the Fund.  An increase in credit risk or a default will likely cause the value of Fund fixed income securities to decline.  Issuers with lower credit quality, such as junk bonds issuers, are more susceptible to economic or industry downturns and are more likely to default.

•

Equity Market Risk. Equity markets can be volatile. In other words, the prices of common stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

•

Foreign Risk.  Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies.  The values of foreign issuer common stocks and ADRs may be affected by changes in exchange control regulations, application of foreign tax laws, changes in governmental administration or economic or monetary policy.

•

Interest Rate Risk.  In general, the price of a fixed income security falls when interest rates rise.  Fixed income securities have varying levels of sensitivity to changes in interest rates.  Securities with longer maturities may be more sensitive to interest rate changes.

•

Issuer-Specific Risk.  The value of a specific common stock can be more volatile than the market as a whole and can perform differently from the market as a whole.

•

Limited History of Operations Risk.  The Fund has a limited history of operations.

•

Management Risk.  The adviser's judgments about the attractiveness and potential appreciation of a common stock may prove to be inaccurate and may not produce the desired results.

•

No History of Mutual Fund Management.  The Fund's adviser has not previously managed a mutual fund.

•

Small and Medium Capitalization Company Risk.  The value of small or medium capitalization company securities may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund.  The bar chart shows performance of Class I shares of the Fund for each full calendar year since the Fund's inception.  The performance table compares the performance of the share classes of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.  Updated performance information is available at no cost by calling 1-855-527-2363 or visiting ascendantfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-527-2363
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	ascendantfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I Annual Total Return For Calendar Years Ended December 311
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The returns are for Class I Shares, which would have substantially similar annual returns as the other share classes because the shares are invested in the same portfolio of securities and the returns for each class would differ only to the extent that the classes do not have the same expenses.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	1st Quarter 2012	8.42%
Worst Quarter:	2nd Quarter 2012	(2.92)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.92%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2012)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns are not shown for Class A and C shares and would differ from those of Class I shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs). After tax returns are not shown for Class A and C shares and would differ from those of Class I shares.

The Standard and Poor's 500 Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies.  Index returns assume reinvestment of dividends. Its performance does not reflect any deduction for fees, management expenses or taxes.  An investor cannot invest directly in an index. BofA Merrill Lynch U.S. Corporate & Government Index tracks the performance of U.S. dollar denominated investment grade debt publicly issued in the U.S. domestic market, including U.S. Treasury, U.S. agency, foreign government, supranational and corporate securities.  The Blended Benchmark Index represents a blend of 60% S&P 500 Total Return Index and 40% BofA Merrill Lynch U.S. Corporate and Government Index.

Standard & Poor's 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
Since Inception	rr_AverageAnnualReturnSinceInception	22.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 05, 2011
BofA Merrill Lynch U.S. Corporate & Government Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.09%
Since Inception	rr_AverageAnnualReturnSinceInception	5.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 05, 2011
Blended Benchmark Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.69%
Since Inception	rr_AverageAnnualReturnSinceInception	15.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 05, 2011
Ascendant Balanced Fund Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.00%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.39%
Fee Waiver and Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.00%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets	2.39%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	803
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,469
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,157
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,976
1 Year	rr_AverageAnnualReturnYear01	2.62%
Since Inception	rr_AverageAnnualReturnSinceInception	10.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 05, 2011
Ascendant Balanced Fund Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	2.00%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.14%
Fee Waiver and Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.00%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets	3.14%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	317
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,168
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,033
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,262
1 Year	rr_AverageAnnualReturnYear01	8.13%
Since Inception	rr_AverageAnnualReturnSinceInception	15.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 05, 2011
Ascendant Balanced Fund Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.00%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.14%
Fee Waiver and Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.00%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets	2.14%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	217
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	875
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,558
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,379
Annual Return 2012	rr_AnnualReturn2012	9.11%
1 Year	rr_AverageAnnualReturnYear01	9.11%
Since Inception	rr_AverageAnnualReturnSinceInception	16.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 05, 2011
Ascendant Balanced Fund Class I Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.01%
Since Inception	rr_AverageAnnualReturnSinceInception	16.27%
Ascendant Balanced Fund Class I Shares | After Taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.93%
Since Inception	rr_AverageAnnualReturnSinceInception	13.91%

[1]	Acquired Fund Fees and Expenses are the estimated average indirect costs of investing in other investment companies (the "Underlying Funds"). The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least January 31, 2014, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser)) will not exceed 2.35%, 3.10% and 2.10% of the daily average net assets attributable to each of the Class A, Class C and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waive d or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.